MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 31, 2016	Apr. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Purchase of marketable securities			$ 75,036	$ 1,909,965	$ 2,067,286
Maturities of marketable securities			115,060	2,104,209	$ 2,067,983
Marketable securities - current			$ 0	$ 40,024
US Treasury And Other Investments [Member] | PBF Logistics LP [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable Securities, Maturity Range, Minimum				1 month
Marketable Securities, Maturity Range, Maximum				3 months
Plains Asset Purchase, East Coast Terminals [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maturities of marketable securities		$ 98,336
Partnership [Member] | PBF Logistics LP [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maturities of marketable securities	$ 76,200
Noncontrolling Interest, Ownership Percentage by Parent	50.00%